Equinox Funds Trust

Equinox BH-DG Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for the Equinox BH-DG Strategy Fund, pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on June 2, 2016 (SEC Accession No. 0001193125-16-610672).

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase